1
The Gabelli Healthcare & Wellness
Rx
Trust
Schedule of Investments — March 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 95.6%
Beverages  — 2.1%
50,000 China Mengniu Dairy Co. Ltd. ......... $ 123,370
26,743 Danone SA ...................... 2,048,495
40,000 ITO EN Ltd. ..................... 852,590
13,500 Morinaga Milk Industry Co. Ltd. ....... 280,369
30,000 Suntory Beverage & Food Ltd. ........ 989,666
424,000 Vitasoy International Holdings Ltd. ..... 547,065
4,841,555
Biotechnology  — 4.4%
12,450 Amgen Inc. ..................... 3,878,797
7,500 Bio-Rad Laboratories Inc., Cl. A† ...... 1,826,700
55,000 Bridgebio Pharma Inc.† ............. 1,901,350
8,000 Charles River Laboratories International
Inc.† ........................ 1,204,160
3,600 Illumina Inc.† .................... 285,624
1,100 Regeneron Pharmaceuticals Inc. ....... 697,653
600 Waters Corp.† ................... 221,142
10,015,426
Electronics  — 1.5%
7,000 Thermo Fisher Scientific Inc. ......... 3,483,200
Equipment and Supplies  — 0.6%
150,000 Owens & Minor Inc.† .............. 1,354,500
Food  — 17.6%
6,000 Calavo Growers Inc. ............... 143,940
15,000 Conagra Brands Inc. ............... 400,050
45,000 Flowers Foods Inc. ................ 855,450
5,000 General Mills Inc. ................. 298,950
35,000 Kellanova ....................... 2,887,150
33,200 Kerry Group plc, Cl. A .............. 3,498,373
340,000 Kikkoman Corp. .................. 3,266,485
2,000 Lamb Weston Holdings Inc. .......... 106,600
10,000 Maple Leaf Foods Inc. .............. 174,212
27,000 MEIJI Holdings Co. Ltd. ............. 585,039
35,000 Mondelēz International Inc., Cl. A ...... 2,374,750
35,500 Nestlé SA ....................... 3,584,910
9,800 Niagen Bioscience Inc.† ............. 67,620
47,000 Nomad Foods Ltd. ................ 923,550
40,000 Post Holdings Inc.† ................ 4,654,400
80,000 The Campbell's Company ........... 3,193,600
30,000 The J.M. Smucker Co. .............. 3,552,300
50,000 The Kraft Heinz Co. ................ 1,521,500
60,000 The Simply Good Foods Co.† ......... 2,069,400
120,000 Tingyi (Cayman Islands) Holding Corp. .. 201,402
20,000 TreeHouse Foods Inc.† ............. 541,800
50,000 Unilever plc, ADR ................. 2,977,500
30,000 WK Kellogg Co. .................. 597,900
Shares
Market
Value
116,000 Yakult Honsha Co. Ltd. ............. $ 2,206,854
40,683,735
Food and Staples Retailing  — 8.4%
95,000 BellRing Brands Inc.† .............. 7,073,700
50,050 CVS Health Corp. ................. 3,390,887
30,000 Ingles Markets Inc., Cl. A ............ 1,953,900
4,500 McCormick & Co. Inc., Non-Voting ..... 370,395
1,000 Smithfield Foods Inc.† .............. 20,390
20,000 Sprouts Farmers Market Inc.† ........ 3,052,800
50,000 The Kroger Co. ................... 3,384,500
4,000 Walgreens Boots Alliance Inc. ........ 44,680
19,291,252
Health Care Equipment and Supplies  — 17.6%
170,000 Bausch + Lomb Corp.† ............. 2,465,000
80,000 Baxter International Inc. ............. 2,738,400
6,400 Becton Dickinson & Co. ............. 1,465,984
4,605 Boston Scientific Corp.† ............ 464,552
45,000 Dentsply Sirona Inc. ............... 672,300
3,364 Gerresheimer AG ................. 254,807
14,000 Globus Medical Inc., Cl. A† .......... 1,024,800
53,000 Halozyme Therapeutics Inc.† ......... 3,381,930
45,000 Henry Schein Inc.† ................ 3,082,050
8,000 ICU Medical Inc.† ................. 1,110,880
182,000 InfuSystem Holdings Inc.† ........... 979,160
20,000 Integer Holdings Corp.† ............. 2,360,200
200 Intuitive Surgical Inc.† .............. 99,054
32,500 Lantheus Holdings Inc.† ............ 3,172,000
23,000 Medtronic plc .................... 2,066,780
3,500 Neogen Corp.† ................... 30,345
80,000 NeoGenomics Inc.† ................ 759,200
19,100 QuidelOrtho Corp.† ................ 667,927
11,523 Stryker Corp. .................... 4,289,437
28,000 SurModics Inc.† .................. 854,840
43,000 The Cooper Companies Inc.† ......... 3,627,050
70,000 Treace Medical Concepts Inc.† ........ 587,300
95,000 Viemed Healthcare Inc.† ............ 691,600
34,000 Zimmer Biomet Holdings Inc. ......... 3,848,120
40,693,716
Health Care Providers and Services  — 21.0%
11,000 agilon health Inc.† ................ 47,630
385 Alnylam Pharmaceuticals Inc.† ........ 103,958
3,500 ARS Pharmaceuticals Inc.† .......... 44,030
155,000 Avantor Inc.† .................... 2,512,550
15,960 Cencora Inc. ..................... 4,438,316
5,000 Centene Corp.† ................... 303,550
4,000 Chemed Corp. ................... 2,461,280
1,500 Cytokinetics Inc.† ................. 60,285
6,000 DaVita Inc.† ..................... 917,820
11,000 Elevance Health Inc. ............... 4,784,560
315 Eli Lilly & Co. .................... 260,162

The Gabelli Healthcare & Wellness
Rx
Trust
Schedule of Investments (Continued) — March 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Health Care Providers and Services (Continued)
240,315 Evolent Health Inc., Cl. A† ........... $ 2,275,783
14,285 Fortrea Holdings Inc.† .............. 107,852
1,900 Gilead Sciences Inc. ............... 212,895
1,800 GRAIL Inc.† ..................... 45,972
11,000 HCA Healthcare Inc. ............... 3,801,050
2,450 Hims & Hers Health Inc.† ........... 72,398
15,485 Labcorp Holdings Inc. .............. 3,603,979
3,805 McKesson Corp. .................. 2,560,727
2,000 Metsera Inc.† .................... 54,440
151,700 Option Care Health Inc.† ............ 5,301,915
3,333 Organovo Holdings Inc.† ............ 7,467
11,500 Orthofix Medical Inc.† .............. 187,565
4,410 SpringWorks Therapeutics Inc.† ....... 194,613
46,150 Surgery Partners Inc.† ............. 1,096,062
57,415 Tenet Healthcare Corp.† ............. 7,722,317
9,825 UnitedHealth Group Inc. ............ 5,145,844
1,200 Viking Therapeutics Inc.† ............ 28,980
5,500 Waystar Holding Corp.† ............. 205,480
48,559,480
Household and Personal Products  — 2.4%
12,000 Church & Dwight Co. Inc. ........... 1,321,080
10,000 Colgate-Palmolive Co. .............. 937,000
50,000 Edgewell Personal Care Co. .......... 1,560,500
10,000 The Procter & Gamble Co., CDI ....... 1,704,200
5,522,780
Pharmaceuticals  — 19.5%
21,500 Abbott Laboratories ............... 2,851,975
40,700 AbbVie Inc. ..................... 8,527,464
25,000 Achaogen Inc.†(a) ................. 0
32,300 AstraZeneca plc, ADR .............. 2,374,050
17,500 Bausch Health Cos. Inc.† ............ 113,225
48,200 Bristol-Myers Squibb Co. ............ 2,939,718
65,000 Elanco Animal Health Inc.† ........... 682,500
41,200 Johnson & Johnson ............... 6,832,608
45,500 Merck & Co. Inc. .................. 4,084,080
57,000 Perrigo Co. plc ................... 1,598,280
103,200 Pfizer Inc. ...................... 2,615,088
7,700 Roche Holding AG, ADR ............ 316,855
193,675 Teva Pharmaceutical Industries Ltd., ADR† 2,976,785
19,465 The Cigna Group .................. 6,403,985
5,500 Vertex Pharmaceuticals Inc.† ......... 2,666,510
9,900 Zimvie Inc.† ..................... 106,920
45,090,043
Specialty Chemicals  — 0.5%
16,000 Sensient Technologies Corp. ......... 1,190,880
TOTAL COMMON STOCKS ......... 220,726,567
Shares
Market
Value
PREFERRED STOCKS  — 0.1%
Biotechnology  — 0.1%
5,600 XOMA Royalty Corp., Ser. A, 8.625% ... $ 145,096
RIGHTS  — 0.0%
Health Care Providers and Services  — 0.0%
38,284 Chinook Therapeutics Inc., CVR† ...... 19,142
Pharmaceuticals  — 0.0%
13,000 Paratek Pharmaceuticals Inc., CVR† .... 260
TOTAL RIGHTS ................ 19,402
WARRANTS  — 0.0%
Health Care Providers and Services  — 0.0%
420 Option Care Health Inc., Cl. A, expire
06/30/25† ..................... 1,537
420 Option Care Health Inc., Cl. B, expire
06/20/25† ..................... 1,010
2,547
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 4.3%
$ 10,035,000 U.S. Treasury Bills,
4.171% to 4.271%††, 05/01/25 to
09/25/25 ...................... 9,937,526
TOTAL INVESTMENTS — 100.0% ....
(Cost $163,105,572) ............. $ 230,831,138

The Gabelli Healthcare & Wellness
Rx
Trust
Schedule of Investments (Continued) — March 31, 2025 (Unaudited)
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CDI CHESS (Australia) Depository Interest
CVR Contingent Value Right
Geographic Diversification
% of Total
Investments
Market
Value
North America ...................... 86.3% $ 199,157,914
Europe .............................. 9.8 22,620,384
Japan ............................... 3.5 8,181,002
Asia/Pacific ......................... 0.4 871,838
Total Investments ................... 100.0% $ 230,831,138